Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-in-Interest Transactions	Party-in-Interest Transactions
Party-in-interest transactions include the investment in the ordinary shares of Eaton and the payment of administrative expenses by the Company. Such transactions are exempt from being prohibited transactions. In addition, the Plan has arrangements with various service providers and these arrangements qualify as party-in-interest transactions.
During 2025 and 2024, the Eaton Shares Fund received $308,788 and $283,645 respectively, in ordinary share dividends from Eaton.